Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table provides information required under the SEC’s Item 402(v) of Regulation S-K disclosing:

(i)
a measure of total compensation (calculated in the same manner as used for the Summary Compensation Table) for our principal executive officer for the applicable year (“PEO”) and, as an average, for our other NEOs (“Non-PEO NEOs”) for each year;
(ii)
a measure of compensation entitled “compensation actually paid” (the “CAP”) and calculated in accordance with the available guidance for PEO and, as an average, for our other Non-PEO NEOs, and
(iii)
certain financial performance measures, in each case, for our three most recently completed fiscal years.

The CAP values reported, calculated in accordance with the relevant rules, are determined based on a series of adjustments applied to the total compensation figure reported in the summary compensation table for each named executive officer. CAP values include the fair value for stock options and restricted stock units granted in a particular year as of the end of the grant year (as opposed to the fair value on the date of grant used for purposes of the summary compensation table), and the change in fair value from the prior year of previously granted stock options and restricted stock units measured as of December 31 of the reporting year, or if the award vested during the year, as of the vesting date. In light of this methodology, the CAP values are significantly impacted by the per share price of our common stock on each valuation date. CAP values do not reflect the actual amount of compensation earned by or paid to the individual named executive officers in the relevant year.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO - Sedky ($) (1)	Compensation Actually Paid to PEO - Sedky ($)	Summary Compensation Table Total for PEO - Field ($) (2)	Compensation Actually Paid to PEO - Field ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) (in millions)	Adjusted EBITDA (in millions)
(a)	(b)[3]	(c)[4]	(b)[3]	(c)[4]	(d)[3]	(e)[4]	(f)[5]	(g)[6]	(h)[7]	(i)[8]
2022	2,136,750	3,341,242	N/A	N/A	1,226,322	1,526,755	19.33	96.22	$130.8	$239.6
2021	8,088,249	5,394,606	N/A	N/A	3,566,982	2,226,847	21.68	119.32	$(79.7)	$44.1
2020	N/A	N/A	1,439,155	999,845	1,555,647	853,431	29.59	99.60	$(633.6)	$71.9

1.
Mr. Sedky has served as our PEO, in the role of Chief Executive Officer and President, since January 4, 2021.
2.
Mr. Field served as our PEO, in the role of Interim Chief Executive Officer and President, from January 1, 2020 through January 4, 2021. For purposes of this disclosure, Mr. Field is being reported in the PEO role for 2020, and is reported as a Non-PEO NEO (in his role as Chief Operating Officer) for 2021 and 2022.
3.
The dollar amounts reported in the columns marked (b) and column (d) are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the corresponding year for Mr. Sedky and Mr. Field, as applicable, in the periods for which each of them served as our PEO, and as an average for the Non-PEO NEOs. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, David Doft, Brian Field, Stacey Sayetta, Issa Jouaneh and Eric Lisman, including severance payment to Mr. Lisman, who departed from Emerald effective March 31, 2022; (ii) for 2021, David Doft, Brian Field, and Eric Lisman; and (iii) for 2020, David Doft, Eric Lisman and Philip Evans. In 2021 and 2022, the Company qualified as an emerging growth company and reported its compensation matters under the rules for a smaller reporting company. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.”
4.
The dollar amounts reported in columns marked (c) and column (e) represent the CAP value for Mr. Sedky and Mr. Field, and the average CAP values for the Non-PEO NEOs, as applicable, for the corresponding fiscal year. The CAP values have been computed in accordance with Item 402(v) of Regulation S-K, reflecting certain adjustments described in the table below:

	2022		2021		2020
	PEO (Sedky) ($)	Average of Non-PEO NEOs ($)	PEO (Sedky) ($)	Average of Non-PEO NEOs ($)	PEO (Field) ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,136,750	1,226,322	8,088,249	3,566,982	1,439,155	1,555,647
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	—	(70,392)	(6,629,549)	(2,620,448)	(480,000)	(644,336)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	—	52,176	3,935,906	1,464,131	599,452	347,525
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	427,237	133,463	—	(176,165)	(516,931)	(119,417)
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	777,255	237,223	—	(7,653)	(41,831)	(120,098)
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	(52,037)	—	—	—	(165,890)
Compensation Actually Paid (CAP)	3,341,242	1,526,755	5,394,606	2,226,847	999,845	853,431

The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

5.
The reported cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Also see the additional discussion below regarding the Company’s TSR during the reported period, under the heading “Compensation Actually Paid and Cumulative TSR.”

6.
Represents the peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the aggregate of the bespoke group of peers reported by the Company under Section 201(e) of Regulation S-K. These companies included, for each of 2020, 2021 and 2022: (i) Ascential PLC, Hyve Group Plc, Informa PLC, Relx PLC, and Viad Corp. (collectively, the “Exhibition Peers”); (ii) Aramark, Barrett Business Services, Inc., KForce Inc., and TrueBlue, Inc., (collectively, the “Business Services Peers”); (iii) Cinemark Holdings, Inc., and National CineMedia, Inc., (collectively, the “Advertising and Entertainment Peers”); and (iv) Gartner, Inc., IHS Markit Ltd., John Wiley & Sons, Inc. and Nielsen Holdings plc. (collectively, the “Digital Information Services & Research Peers”). For purposes of reporting the peer group total shareholder return under Section 201(e) of Regulation S-K, historically the Company reports these peer companies as four separate industry groups. The cumulative total shareholder returns for each of the industry groups the periods ending 12/31/2020, 12/31/2021 and 12/31/2022 are as follows: (i) Exhibition Peers: $94.27, $107.57, and $88.30, respectively; (ii) Business Services Peers: $148.50, $202.35, and $181.48, respectively; (iii) Advertising and Entertainment Peers: $61.46, $52.18; $14.47, respectively; and (iv) Digital Information Services & Research Peers $94.17, $115.17; and $100.62, respectively. Also see the additional discussion below regarding the peer group TSR during the reported period, under the heading “Company and Cumulative TSR of the Peer Group.”
7.
The dollar amounts reported represent our net income (loss) attributable to our common shareholders, as reflected in the Company’s audited financial statements for the applicable year.
	Adjusted EBITDA, the “company selected measure” is a non-GAAP measure defined as net income (loss) before (i) interest expense, (ii) provision for (benefit from) income taxes, (iii) goodwill impairments, (iv) intangible asset impairments, (v) depreciation and amortization, (vi) stock-based compensation, (vii) deferred revenue adjustment and (viii) other items that we believe are not part of our core operations. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance, because it is used as the metric in our annual bonus program.
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
1.
Mr. Sedky has served as our PEO, in the role of Chief Executive Officer and President, since January 4, 2021.
2.
Mr. Field served as our PEO, in the role of Interim Chief Executive Officer and President, from January 1, 2020 through January 4, 2021. For purposes of this disclosure, Mr. Field is being reported in the PEO role for 2020, and is reported as a Non-PEO NEO (in his role as Chief Operating Officer) for 2021 and 2022.

Peer Group Issuers, Footnote [Text Block]
6.
Represents the peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the aggregate of the bespoke group of peers reported by the Company under Section 201(e) of Regulation S-K. These companies included, for each of 2020, 2021 and 2022: (i) Ascential PLC, Hyve Group Plc, Informa PLC, Relx PLC, and Viad Corp. (collectively, the “Exhibition Peers”); (ii) Aramark, Barrett Business Services, Inc., KForce Inc., and TrueBlue, Inc., (collectively, the “Business Services Peers”); (iii) Cinemark Holdings, Inc., and National CineMedia, Inc., (collectively, the “Advertising and Entertainment Peers”); and (iv) Gartner, Inc., IHS Markit Ltd., John Wiley & Sons, Inc. and Nielsen Holdings plc. (collectively, the “Digital Information Services & Research Peers”). For purposes of reporting the peer group total shareholder return under Section 201(e) of Regulation S-K, historically the Company reports these peer companies as four separate industry groups. The cumulative total shareholder returns for each of the industry groups the periods ending 12/31/2020, 12/31/2021 and 12/31/2022 are as follows: (i) Exhibition Peers: $94.27, $107.57, and $88.30, respectively; (ii) Business Services Peers: $148.50, $202.35, and $181.48, respectively; (iii) Advertising and Entertainment Peers: $61.46, $52.18; $14.47, respectively; and (iv) Digital Information Services & Research Peers $94.17, $115.17; and $100.62, respectively. Also see the additional discussion below regarding the peer group TSR during the reported period, under the heading “Company and Cumulative TSR of the Peer Group.”

Adjustment To PEO Compensation, Footnote [Text Block]
3.
The dollar amounts reported in the columns marked (b) and column (d) are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the corresponding year for Mr. Sedky and Mr. Field, as applicable, in the periods for which each of them served as our PEO, and as an average for the Non-PEO NEOs. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, David Doft, Brian Field, Stacey Sayetta, Issa Jouaneh and Eric Lisman, including severance payment to Mr. Lisman, who departed from Emerald effective March 31, 2022; (ii) for 2021, David Doft, Brian Field, and Eric Lisman; and (iii) for 2020, David Doft, Eric Lisman and Philip Evans. In 2021 and 2022, the Company qualified as an emerging growth company and reported its compensation matters under the rules for a smaller reporting company. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.”
4.
The dollar amounts reported in columns marked (c) and column (e) represent the CAP value for Mr. Sedky and Mr. Field, and the average CAP values for the Non-PEO NEOs, as applicable, for the corresponding fiscal year. The CAP values have been computed in accordance with Item 402(v) of Regulation S-K, reflecting certain adjustments described in the table below:

	2022		2021		2020
	PEO (Sedky) ($)	Average of Non-PEO NEOs ($)	PEO (Sedky) ($)	Average of Non-PEO NEOs ($)	PEO (Field) ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,136,750	1,226,322	8,088,249	3,566,982	1,439,155	1,555,647
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	—	(70,392)	(6,629,549)	(2,620,448)	(480,000)	(644,336)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	—	52,176	3,935,906	1,464,131	599,452	347,525
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	427,237	133,463	—	(176,165)	(516,931)	(119,417)
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	777,255	237,223	—	(7,653)	(41,831)	(120,098)
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	(52,037)	—	—	—	(165,890)
Compensation Actually Paid (CAP)	3,341,242	1,526,755	5,394,606	2,226,847	999,845	853,431

The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,226,322	$ 3,566,982	$ 1,555,647
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,526,755	2,226,847	853,431
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.
The dollar amounts reported in the columns marked (b) and column (d) are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the corresponding year for Mr. Sedky and Mr. Field, as applicable, in the periods for which each of them served as our PEO, and as an average for the Non-PEO NEOs. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, David Doft, Brian Field, Stacey Sayetta, Issa Jouaneh and Eric Lisman, including severance payment to Mr. Lisman, who departed from Emerald effective March 31, 2022; (ii) for 2021, David Doft, Brian Field, and Eric Lisman; and (iii) for 2020, David Doft, Eric Lisman and Philip Evans. In 2021 and 2022, the Company qualified as an emerging growth company and reported its compensation matters under the rules for a smaller reporting company. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.”
4.
The dollar amounts reported in columns marked (c) and column (e) represent the CAP value for Mr. Sedky and Mr. Field, and the average CAP values for the Non-PEO NEOs, as applicable, for the corresponding fiscal year. The CAP values have been computed in accordance with Item 402(v) of Regulation S-K, reflecting certain adjustments described in the table below:

	2022		2021		2020
	PEO (Sedky) ($)	Average of Non-PEO NEOs ($)	PEO (Sedky) ($)	Average of Non-PEO NEOs ($)	PEO (Field) ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,136,750	1,226,322	8,088,249	3,566,982	1,439,155	1,555,647
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	—	(70,392)	(6,629,549)	(2,620,448)	(480,000)	(644,336)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	—	52,176	3,935,906	1,464,131	599,452	347,525
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	427,237	133,463	—	(176,165)	(516,931)	(119,417)
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	777,255	237,223	—	(7,653)	(41,831)	(120,098)
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	(52,037)	—	—	—	(165,890)
Compensation Actually Paid (CAP)	3,341,242	1,526,755	5,394,606	2,226,847	999,845	853,431

The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

As shown in the Pay Versus Performance Table, CAP values meaningfully increased in 2021 as compared to 2020, and then appear to be reduced in 2022. At the same time, the total shareholder return for the reported period reflects a significant decline in value based on a $100.00 investment as of December 31, 2019 for the period ending December 31, 2020, and then more modest variances for the periods ending December 31, 2020 and December 31, 2021, respectively. The increase in 2021 in CAP values for the PEO, as well as for the Non-PEO NEOs, reflects the recruitment and hiring of a new Chief Executive Officer, who joined the Company in January 2021 following the service of our Chief Operating Officer as the Company’s Interim CEO during 2021, and the decision by the Board in January 2021 to make a non-recurring special equity grant to the new PEO, Non-PEO NEOs and other key employees. For additional details regarding the equity grants in January 2021, refer to the section of this Proxy Statement entitled “Compensation Discussion and Analysis.” These actions, taken during the height of the COVID-19 pandemic when the Company faced significant challenges brought about by pandemic-related cancellations of in-person events, were deemed to be critical to future of the business. At the same time, the COVID-19 pandemic and its related consequences had a material adverse impact on our business, operations and financial results, and the decline during that period in the price of our common stock is, in part, a reflection of that impact. In addition, during the year ended December 31, 2020, in light of the significant reduction in revenue as a result of the cancellation of in-person events and the uncertainty of timing for receipt of event cancellation insurance proceeds, the Company issued the Preferred Stock to provide necessary liquidity during the height of the COVID-19 pandemic; however, the issuance of the Preferred Stock has had a dilutive impact on existing holders of common stock who did not purchase Preferred Stock, resulting in an overall decrease in trading prices for shares of the Company’s common stock. For these reasons the CAP values during the reported period are not generally related to the total shareholder return outcomes during the same period. However, each NEO holds a meaningful level of equity awards in order to align their interests with those of our shareholders in creating long-term value.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

The reported period has been an extraordinary time for Emerald’s business given the nature of our core operations and the impact of the COVID-19 pandemic on our ability to host trade shows and other live events, which typically generate a significant majority of our revenue. This reality is reflected in our net income (loss) for the period ending December 31, 2020. In the face of these tremendous challenges, the Company has continued its operations and, in 2021 and 2022, has been steadily building back its in-person event portfolios, resulting in increases each year in our reported net income levels. CAP values varied during the reported period for the reasons stated above, and those amounts do not correspond directly to the Company’s net income (loss) in the applicable years.

The Company maintains event cancellation insurance to protect against losses due the unavoidable cancellation, postponement, relocation and enforced reduced attendance at events due to certain covered causes. Specifically, these causes include event cancellation caused by the outbreak of communicable diseases, including COVID-19 for the years ended December 31, 2021 and 2020, as well as losses caused by natural disasters such as hurricanes. However, Emerald’s renewed event cancellation insurance policies for the calendar year 2022 and for 2023 do not cover losses due to event cancellations caused by the outbreak of communicable diseases, including COVID-19. The timing of receipt of proceeds received from event cancellation insurance claim and insurance settlement proceeds, which the Company has recorded as “Other Income” in its consolidated financial statements, does not align with the timing for the periods in which revenue would have been received had the cancelled events been staged as originally scheduled. As a result, the Company’s net income (loss) for the periods presented in the disclosures below may not be comparable, either among such periods or when compared with future completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted EBITDA

As in the case of net income (loss), the Company’s Adjusted EBITDA has been recovering during the reported period following the negative impact placed on our business by the COVID-19 pandemic, with Adjusted EBITDA growing to $239.6 million in 2022, compared to $44.1 million for 2021. Adjusted EBITDA is used as a component of annual bonus determinations, though it is not the only factor considered, and other portions of the NEOs compensation packages, including newly granted, vesting, and outstanding unvested equity grants, have a greater impact on the calculation of the CAP values reported. Therefore, while CAP values may be impacted by the amount of Adjusted

EBITDA generated in each year for purposes of determination of the level of bonuses awarded for the relevant year, the overall CAP values may not reflect this correlation.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following graph depicts the relationship between the Company’s cumulative TSR over the three-year period presented in the Pay Versus Performance Table as compared to its selected peer group. Consistent with the peer group selected for disclosure under Section 201(e) of Regulation S-K in our Form 10-K for the fiscal years ended December 31, 2022, December 31, 2021, and December 31, 2020, the peer group consists of four separate industry peer groups. Refer to footnote 6 to the Pay Versus Performance Table, above, for a listing of the peer group companies. The graph below includes the TSR for the peer group as a whole, which figures are noted in the Pay Versus Performance Table, above, and, consistent with how this information is presented as part of the disclosure in our Form 10-K for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, for each respective industry group. As described above, during the period presented, the COVID-19 pandemic and its related consequences had a material adverse impact on our business, operations and financial results, and the price of our common stock is, in part, a reflection of that impact. In addition, during the year ended December 31, 2020, in light of the significant reduction in revenue as a result of the cancellation of in-person events and the uncertainty of timing for receipt of event cancellation insurance proceeds, the Company issued the Preferred Stock to provide necessary liquidity during the height of the COVID-19 pandemic; however, the issuance of the Preferred Stock has had a dilutive impact on existing holders of common stock who did not purchase Preferred Stock, resulting in an overall decrease in trading prices for shares of the Company’s common stock. Certain of the identified industry peer groups may not have been as impacted by the pandemic’s onset and ongoing nature, in part as a result of being less dependent on live, in-person events than the Company. Therefore comparing total shareholder return results of these industry peer groups may not be meaningful in understanding the Company’s total shareholder return for this reported period.

Tabular List [Table Text Block]

Financial Performance Measures

The most important financial performance measures used by the Company to link executive compensation for the NEOs, for the most recently completed fiscal year, to the Company’s performance are, as follows:

Most Important Financial Performance Measures in Fiscal Year 2022
Adjusted EBITDA, which is utilized as part of annual bonus program
Brand Adjusted EBITDA, which is utilized as part of assessing annual bonus performance for Mr. Jouaneh

For further information concerning the Company’s compensation philosophy, including the variable pay-for-performance components of executive’s compensation packages, refer to the section of this Proxy Statement entitled “Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 19.33	21.68	29.59
Peer Group Total Shareholder Return Amount	96.22	119.32	99.60
Net Income (Loss)	$ 130,800,000	$ (79,700,000)	$ (633,600,000)
Company Selected Measure Amount	239,600,000	44,100,000	71,900,000
PEO Name	Sedky	Sedky	Field
Additional 402(v) Disclosure [Text Block]

In accordance with Item 402(v) of Regulation S-K, the Company is providing information below regarding the relationships between the reported CAP values and each of the financial performance measures presented in the Pay Versus Performance Table. The Company makes compensation decisions based on a number of factors, as more fully described in the section of this Proxy Statement entitled “Compensation Discussion and Analysis,” and has not, specifically evaluated the performance measures reported in the Pay Versus Performance Table against the NEOs’ CAP value (as calculated in accordance with Item 402(v) of Regulation S-K) for a particular year. Therefore, the alignment outcomes reported below may not accurately reflect the Company’s goals of linking pay with performance and aligning the interests of NEOs with those of our shareholders.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA, which is utilized as part of annual bonus program
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA, the “company selected measure” is a non-GAAP measure defined as net income (loss) before (i) interest expense, (ii) provision for (benefit from) income taxes, (iii) goodwill impairments, (iv) intangible asset impairments, (v) depreciation and amortization, (vi) stock-based compensation, (vii) deferred revenue adjustment and (viii) other items that we believe are not part of our core operations. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance, because it is used as the metric in our annual bonus program.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Brand Adjusted EBITDA, which is utilized as part of assessing annual bonus performance for Mr. Jouaneh
Sedky
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,136,750	$ 8,088,249
PEO Actually Paid Compensation Amount	3,341,242	5,394,606
Field
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,439,155
PEO Actually Paid Compensation Amount			999,845
Exhibition Peers
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	88.30	107.57	94.27
Business Services Peers
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	181.48	202.35	148.50
Advertising and Entertainment Peers
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	14.47	52.18	61.46
Digital Information Services & Research Peers
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	100.62	115.17	94.17
PEO [Member] | Sedky | Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(6,629,549)
PEO [Member] | Sedky | Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,935,906
PEO [Member] | Sedky | Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding an unvested as of the end of the year, with the value calculated as of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	427,237	0
PEO [Member] | Sedky | Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	777,255	0
PEO [Member] | Sedky | Subtract: the prior year's year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Field | Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(480,000)
PEO [Member] | Field | Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			599,452
PEO [Member] | Field | Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding an unvested as of the end of the year, with the value calculated as of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(516,931)
PEO [Member] | Field | Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(41,831)
PEO [Member] | Field | Subtract: the prior year's year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(70,392)	(2,620,448)	(644,336)
Non-PEO NEO [Member] | Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,176	1,464,131	347,525
Non-PEO NEO [Member] | Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding an unvested as of the end of the year, with the value calculated as of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	133,463	(176,165)	(119,417)
Non-PEO NEO [Member] | Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	237,223	(7,653)	(120,098)
Non-PEO NEO [Member] | Subtract: the prior year's year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (52,037)	$ 0	$ (165,890)